Premises and equipment	12 Months Ended
Mar. 31, 2014
Premises and equipment

6. Premises and equipment

Premises and equipment at March 31, 2013 and 2014 consist of the following:

	2013	2014
	(in millions of yen)
Land	268,948	410,739
Buildings	743,473	800,680
Equipment and furniture	418,647	435,655
Leasehold improvements	90,306	92,052
Construction in progress	23,875	35,789
Software	657,702	725,287

Total	2,202,951	2,500,202
Less: Accumulated depreciation and amortization	1,110,962	1,143,608

Premises and equipment—net	1,091,989	1,356,594

Depreciation and amortization expense for premises and equipment for the fiscal years ended March 31, 2012, 2013 and 2014 was ¥160,231 million, ¥151,550 million and ¥155,549 million, respectively.

Premises and equipment under capital leases, which is primarily comprised of data processing equipment, amounted to ¥49,727 million and ¥51,681 million at March 31, 2013 and 2014, respectively. Accumulated depreciation and amortization on such premises and equipment at March 31, 2013 and 2014 amounted to ¥27,830 million and ¥28,209 million, respectively.